Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 $ / $
Summary Of Significant Accounting Policies [abstract]
Ownership interest percentage in subsidiary, assumption	100.00%
Convenience exchange rate	0.3061